Short-term Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Loans
Short-term loans	¥ 7,188		$ 985
Bank credit facilities
Short-term Loans
Maximum borrowing capacity of bank credit facilities	103,100
Unused credit line amount	¥ 95,900
Short term debt weighted average interest rate percentage over time	5.70%	0.00%	5.70%
Short-term loans	¥ 7,200	¥ 0
Secured amount by letter of credit	¥ 7,900
Bank credit facilities | Maximum
Short-term Loans
Short term debt term	6 months	6 months